Cover	Aug. 07, 2025
Cover [Abstract]
Entity Registrant Name	SCIENTIFIC INDUSTRIES, INC.
Entity Central Index Key	0000087802
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Aug. 07, 2025
Entity File Number	000-6658
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	04-2217279
Entity Address Address Line 1	80 Orville Drive
Entity Address City Or Town	Bohemia
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11716
City Area Code	631
Local Phone Number	567-4700
Security 12b Title	Common stock $0.5 par value
Trading Symbol	SCND
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	On August 11th, 2025, Scientific Industries, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) disclosing that it had entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Troemner, LLC, a Delaware limited company (the “Purchaser”), pursuant to which the Company sold and the Purchaser purchased substantially all of the assets of the Company’s Genie Division of Benchtop Laboratory Equipment consisting primarily of the Genie line of products and related fixed assets, inventory, and intellectual property. This Form 8-K/A amends the Original 8-K to include the pro-forma financial information of the Company giving effect to the completion of the Transaction required by Item 9.01(b) of Form 8-K.